SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited)

	Shares	Value
Common Stocks - 99.4%
Advertising - 0.2%
The Interpublic Group of Companies, Inc.	1,022	$17,486

Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings, Inc. (1)	257	11,270
HEICO Corp.	166	16,726
Hexcel Corp.	233	8,432
Mercury Systems, Inc. (1)	235	20,997
Spirit AeroSystems Holdings, Inc.	244	5,288
		62,713
Agriculture - 0.3%
Bunge Ltd.	215	8,389
Darling Ingredients, Inc. (1)	785	18,299
		26,688
Airlines - 0.3%
Alaska Air Group, Inc.	369	12,616
American Airlines Group, Inc.	1,112	11,676
JetBlue Airways Corp. (1)	1,025	10,322
		34,614
Apparel - 0.8%
Carter’s, Inc.	120	10,309
Columbia Sportswear Co.	219	16,000
Deckers Outdoor Corp. (1)	77	14,055
Hanesbrands, Inc.	872	8,598
Ralph Lauren Corp. - Class A	142	10,722
Skechers U.S.A., Inc. - Class A (1)	367	11,495
Tapestry, Inc.	728	9,901
		81,080
Auto Manufacturers - 0.1%
Navistar International Corp. (1)	217	5,455

Auto Parts & Equipment - 0.4%
Allison Transmission Holdings, Inc.	283	10,675
BorgWarner, Inc.	507	16,300
Lear Corp.	139	14,741
		41,716
Banks - 2.7%
Bank of Hawaii Corp.	108	6,948
Bank OZK	311	6,994
BOK Financial Corp.	199	10,137
Comerica, Inc.	338	12,286
Commerce Bancshares, Inc.	301	19,183
Community Bank System, Inc.	150	8,913
Cullen/Frost Bankers, Inc.	155	11,775
East West Bancorp, Inc.	335	11,708
First Financial Bankshares, Inc.	413	12,654

First Hawaiian, Inc.	365	6,296
First Horizon National Corp.	807	7,546
FNB Corp.	908	6,728
Glacier Bancorp, Inc.	258	10,627
Home BancShares, Inc.	410	5,933
Pinnacle Financial Partners, Inc.	212	8,448
Prosperity Bancshares, Inc.	272	17,786
Signature Bank	145	14,922
Synovus Financial Corp.	443	8,501
TCF Financial Corp.	611	17,670
UMB Financial Corp.	143	7,333
Umpqua Holdings Corp.	609	6,937
United Bankshares, Inc.	277	8,055
Valley National Bancorp	1,228	9,800
Webster Financial Corp.	236	6,679
Western Alliance Bancorp	279	10,644
Wintrust Financial Corp.	165	6,990
Zions Bancorp N.A.	419	13,787
		275,280
Beverages - 0.2%
The Boston Beer Co., Inc. - Class A (1)	31	17,507

Biotechnology - 3.2%
ACADIA Pharmaceuticals, Inc. (1)	556	27,622
Acceleron Pharma, Inc. (1)	185	18,283
Amicus Therapeutics, Inc. (1)	1,123	14,009
Arrowhead Pharmaceuticals, Inc. (1)	649	20,924
Bluebird Bio, Inc. (1)	139	8,845
Blueprint Medicines Corp. (1)	178	11,595
ChemoCentryx, Inc. (1)	130	8,111
Emergent BioSolutions, Inc. (1)	271	22,626
Exelixis, Inc. (1)	695	17,173
FibroGen, Inc. (1)	274	9,163
Guardant Health, Inc. (1)	282	25,490
Halozyme Therapeutics, Inc. (1)	830	20,144
Ionis Pharmaceuticals, Inc. (1)	392	22,034
Livongo Health, Inc. (1)	274	16,421
Mirati Therapeutics, Inc. (1)	82	8,134
Nektar Therapeutics (1)	344	7,465
NeoGenomics, Inc. (1)	666	17,775
PTC Therapeutics, Inc. (1)	158	8,012
Ultragenyx Pharmaceutical, Inc. (1)	177	12,117
United Therapeutics Corp. (1)	324	38,216
		334,159
Building Materials - 0.9%
Armstrong World Industries, Inc.	160	12,062
Eagle Materials, Inc.	145	9,680
Fortune Brands Home & Security, Inc.	364	22,190
Lennox International, Inc.	100	21,384
Owens Corning	272	14,280
Trex Co., Inc. (1)	140	16,817
		96,413

Chemicals - 1.7%
Ashland Global Holdings, Inc.	303	20,349
Axalta Coating Systems Ltd. (1)	779	18,003
Balchem Corp.	107	10,770
CF Industries Holdings, Inc.	748	21,969
Huntsman Corp.	568	10,309
The Mosaic Co.	727	8,789
Olin Corp.	361	4,343
RPM International, Inc.	450	33,651
Univar Solutions, Inc. (1)	720	11,131
Valvoline, Inc.	509	9,340
Westlake Chemical Corp.	295	14,072
W.R. Grace & Co.	212	11,066
		173,792
Commercial Services - 5.2%
ADT, Inc.	2,511	17,778
AMERCO	57	18,382
ASGN, Inc. (1)	113	6,959
Avalara, Inc. (1)	320	34,259
Bright Horizons Family Solutions, Inc. (1)	169	18,908
The Brink’s Co.	747	29,955
Chegg, Inc. (1)	1,659	101,332
CoreLogic, Inc.	261	12,935
Euronet Worldwide, Inc. (1)	164	15,536
FTI Consulting, Inc. (1)	145	17,467
Grand Canyon Education, Inc. (1)	130	12,687
H&R Block, Inc.	498	8,466
HealthEquity, Inc. (1)	176	10,907
LiveRamp Holdings, Inc. (1)	121	6,102
Macquarie Infrastructure Corp.	198	5,621
ManpowerGroup, Inc.	144	9,956
Nielsen Holdings PLC	2,040	28,335
Paylocity Holding Corp. (1)	173	22,491
Quanta Services, Inc.	476	17,579
Robert Half International, Inc.	300	15,222
Service Corp. International	512	20,188
ServiceMaster Global Holdings, Inc. (1)	552	18,161
Strategic Education, Inc.	253	42,916
TriNet Group, Inc. (1)	204	10,961
WEX, Inc. (1)	210	31,097
		534,200

Computers - 3.5%
CACI International, Inc. (1)	82	20,564
Crowdstrike Holdings, Inc. - Class A (1)	543	47,681
DXC Technology Co.	635	9,023
Genpact Ltd.	623	22,397
Lumentum Holdings, Inc. (1)	1,419	104,041
MAXIMUS, Inc.	206	14,836
NCR Corp. (1)	1,365	24,638
Parsons Corp. (1)	274	11,141
Perspecta, Inc.	567	12,570
Pure Storage, Inc. (1)	1,085	19,107
Qualys, Inc. (1)	155	17,875
Science Applications International Corp.	239	21,042
Zscaler, Inc. (1)	420	41,198
		366,113
Cosmetics & Personal Care - 0.1%
Coty, Inc.	2,457	8,919

Distribution & Wholesale - 0.8%
HD Supply Holdings, Inc. (1)	488	15,475
IAA, Inc. (1)	338	13,858
Pool Corp.	101	27,171
SiteOne Landscape Supply, Inc. (1)	98	10,418
Watsco, Inc.	90	16,012
		82,934
Diversified Financial Services - 3.9%
Affiliated Managers Group, Inc.	940	62,623
Air Lease Corp.	311	9,364
Ally Financial, Inc.	1,017	17,736
Ares Management Corp.	827	31,227
Credit Acceptance Corp. (1)	44	16,272
Eaton Vance Corp.	328	11,824
Evercore, Inc. - Class A	106	5,842
Interactive Brokers Group, Inc. - Class A	216	9,148
Invesco Ltd.	1,803	14,370
Jefferies Financial Group, Inc.	1,275	18,679
Lazard Ltd.	285	7,655
Legg Mason, Inc.	962	47,936
LendingTree, Inc. (1)	36	9,361
LPL Financial Holdings, Inc.	199	14,207
OneMain Holdings, Inc.	443	10,335
Santander Consumer USA Holdings, Inc.	726	12,001
SEI Investments Co.	430	23,315
SLM Corp.	1,091	8,270
Stifel Financial Corp.	204	9,733
Tradeweb Markets, Inc. - Class A	390	25,724
Virtu Financial, Inc. - Class A	1,404	33,485
		399,107

Electric - 2.1%
ALLETE, Inc.	162	9,514
Avista Corp.	224	8,774
Black Hills Corp.	199	12,281
Hawaiian Electric Industries, Inc.	359	14,166
IDACORP, Inc.	160	14,917
NorthWestern Corp.	160	9,619
NRG Energy, Inc.	2,363	85,186
OGE Energy Corp.	630	19,732
Ormat Technologies, Inc.	148	10,776
PNM Resources, Inc.	383	15,634
Portland General Electric Co.	311	14,651
		215,250
Electrical Components & Equipment - 1.0%
Acuity Brands, Inc.	108	9,304
Energizer Holdings, Inc.	540	23,695
EnerSys	119	7,533
Generac Holdings, Inc. (1)	192	21,364
Littelfuse, Inc.	63	10,237
Universal Display Corp.	243	35,624
		107,757
Electronics - 2.8%
Allegion PLC	264	26,321
Arrow Electronics, Inc. (1)	390	26,941
Avnet, Inc.	575	15,663
Coherent, Inc. (1)	121	17,570
FLIR Systems, Inc.	360	16,632
Gentex Corp.	668	17,662
Hubbell, Inc.	164	20,077
Jabil, Inc.	722	21,602
National Instruments Corp.	400	15,488
nVent Electric PLC	548	10,045
Sensata Technologies Holding PLC (1)	456	16,256
SYNNEX Corp.	152	16,211
Tech Data Corp. (1)	112	15,259
Trimble, Inc. (1)	929	36,343
Woodward, Inc.	187	12,824
		284,894
Energy - Alternate Sources - 1.0%
Enphase Energy, Inc. (1)	1,062	61,798
First Solar, Inc. (1)	630	29,370
NextEra Energy Partners LP	202	10,324
TerraForm Power, Inc.	281	5,165
		106,657
Engineering & Construction - 0.5%
AECOM (1)	256	9,925
EMCOR Group, Inc.	181	11,502
Exponent, Inc.	179	13,289
frontdoor, Inc. (1)	246	11,230
MasTec, Inc. (1)	225	8,809
		54,755

Entertainment - 0.6%
Churchill Downs, Inc.	106	14,063
Marriott Vacations Worldwide Corp.	261	23,446
Vail Resorts, Inc.	113	22,411
		59,920
Environmental Control - 0.8%
Advanced Disposal Services, Inc. (1)	466	14,530
Clean Harbors, Inc. (1)	179	10,631
Pentair PLC	459	17,965
Stericycle, Inc. (1)	383	21,000
Tetra Tech, Inc.	200	15,780
		79,906
Food - 3.1%
Beyond Meat, Inc. (1)	356	45,671
Flowers Foods, Inc.	758	17,881
Grocery Outlet Holding Corp. (1)	557	20,503
The Hain Celestial Group, Inc. (1)	2,411	75,898
Ingredion, Inc.	198	16,678
Lamb Weston Holdings, Inc.	400	24,024
Lancaster Colony Corp.	80	12,277
Performance Food Group Co. (1)	438	11,673
Pilgrim’s Pride Corp. (1)	923	19,079
Post Holdings, Inc. (1)	354	30,819
Sanderson Farms, Inc.	262	34,589
US Foods Holding Corp. (1)	660	12,632
		321,724
Food Service - 0.2%
Aramark	658	17,036

Gas - 0.7%
National Fuel Gas Co.	252	10,576
ONE Gas, Inc.	184	15,451
Southwest Gas Holdings, Inc.	190	14,431
Spire, Inc.	169	12,323
UGI Corp.	660	21,014
		73,795
Hand & Machine Tools - 1.0%
Colfax Corp. (1)	2,272	63,752
Lincoln Electric Holdings, Inc.	166	13,640
MSA Safety, Inc.	110	13,084
Regal Beloit Corp.	103	8,193
		98,669
Healthcare - Products - 5.1%
Adaptive Biotechnologies Corp. (1)	280	10,836
Avantor, Inc. (1)	5,237	99,346
Bio-Techne Corp.	132	34,954
Bruker Corp.	481	20,818
Globus Medical, Inc. - Class A (1)	231	12,624
Haemonetics Corp. (1)	296	32,465
Hill-Rom Holdings, Inc.	315	32,026
ICU Medical, Inc. (1)	130	25,951
Integra LifeSciences Holdings Corp. (1)	601	31,318

LivaNova PLC (1)	266	14,228
Natera, Inc. (1)	222	9,735
Nevro Corp. (1)	77	9,671
NuVasive, Inc. (1)	462	27,997
Penumbra, Inc. (1)	375	64,657
Quidel Corp. (1)	119	20,825
Repligen Corp. (1)	278	36,410
Tandem Diabetes Care, Inc. (1)	305	25,361
Wright Medical Group NV (1)	630	18,616
		527,838
Healthcare - Services - 1.9%
Amedisys, Inc. (1)	127	24,390
Charles River Laboratories International, Inc. (1)	153	27,488
Chemed Corp.	51	24,404
Encompass Health Corp.	336	24,612
LHC Group, Inc. (1)	138	22,427
Medpace Holdings, Inc. (1)	138	12,809
Syneos Health, Inc. (1)	978	59,648
		195,778
Home Builders - 0.2%
Thor Industries, Inc.	140	12,068
Toll Brothers, Inc.	275	8,885
		20,953
Home Furnishings - 0.2%
Dolby Laboratories, Inc. - Class A	197	11,964
Leggett & Platt, Inc.	371	11,349
		23,313
Household Products & Wares - 0.4%
Avery Dennison Corp.	276	30,545
Helen of Troy Ltd. (1)	70	12,734
		43,279
Housewares - 1.4%
Newell Brands, Inc.	3,143	41,331
The Scotts Miracle-Gro Co.	513	73,138
The Toro Co.	369	26,225
		140,694
Insurance - 4.5%
American Financial Group, Inc.	305	18,373
Assurant, Inc.	272	27,902
Assured Guaranty Ltd.	230	5,964
Athene Holding Ltd. - Class A (1)	871	25,163
Axis Capital Holdings Ltd.	916	34,387
Brighthouse Financial, Inc. (1)	280	8,319
eHealth, Inc. (1)	355	46,299
Equitable Holdings, Inc.	1,371	26,200
Erie Indemnity Co. - Class A	142	25,594
Essent Group Ltd.	291	9,618
Fidelity National Financial, Inc.	928	29,603
First American Financial Corp.	312	15,753
The Hanover Insurance Group, Inc.	140	14,049
Kemper Corp.	366	23,204
Lincoln National Corp.	680	25,792

MGIC Investment Corp.	871	7,151
Old Republic International Corp.	1,212	18,895
Primerica, Inc.	122	13,864
Radian Group, Inc.	525	8,337
Reinsurance Group of America, Inc.	218	19,784
RLI Corp.	195	15,397
Selective Insurance Group, Inc.	211	11,067
Unum Group	875	13,256
Voya Financial, Inc.	420	18,921
		462,892
Internet - 2.3%
Anaplan, Inc. (1)	424	19,470
Chewy, Inc. - Class A (1)	265	11,777
Cogent Communications Holdings, Inc.	189	14,462
Etsy, Inc. (1)	315	25,509
Grubhub, Inc. (1)	151	8,568
Match Group, Inc. - Class A (1)	226	20,123
Pinterest, Inc. - Class A (1)	577	11,707
Proofpoint, Inc. (1)	275	31,974
Q2 Holdings, Inc. (1)	134	11,071
TripAdvisor, Inc. - Class A	303	5,842
Wayfair, Inc. - Class A (1)	92	15,783
Zendesk, Inc. (1)	499	42,789
Zillow Group, Inc. - Class C (1)	304	17,629
		236,704
Iron & Steel - 0.3%
Reliance Steel & Aluminum Co.	168	16,296
Steel Dynamics, Inc.	480	12,749
		29,045
Leisure Time - 0.8%
Brunswick Corp.	715	39,332
Harley-Davidson, Inc.	364	7,768
Planet Fitness, Inc. - Class A (1)	279	18,032
Polaris, Inc.	157	13,712
		78,844
Lodging - 0.3%
Caesars Entertainment Corp. (1)	832	9,477
Choice Hotels International, Inc.	156	12,609
Wyndham Hotels & Resorts, Inc.	273	12,539
		34,625
Machinery - Construction & Mining - 0.3%
BWX Technologies, Inc.	282	17,645
Oshkosh Corp.	193	13,861
		31,506

Machinery - Diversified - 1.5%
AGCO Corp.	243	13,421
Cognex Corp.	400	22,696
Crane Co.	236	13,150
Curtiss-Wright Corp.	127	12,738
Flowserve Corp.	492	12,841
Gates Industrial Corp. PLC (1)	942	9,467
Graco, Inc.	486	23,430
The Middleby Corp. (1)	159	10,828
Nordson Corp.	169	31,831
		150,402
Media - 1.0%
Discovery, Inc. - Class A (1)	930	20,228
Fox Corp. - Class A	1,053	30,716
The New York Times Co. - Class A	412	16,163
News Corp. - Class A	2,081	25,492
Nexstar Media Group, Inc.	168	13,996
		106,595
Metal Fabricate & Hardware - 0.4%
RBC Bearings, Inc. (1)	78	10,971
Rexnord Corp.	524	15,772
The Timken Co.	197	8,380
Valmont Industries, Inc.	62	7,068
		42,191
Mining - 0.5%
Royal Gold, Inc.	409	54,479

Miscellaneous Manufacturers - 1.9%
A.O. Smith Corp.	332	15,770
AptarGroup, Inc.	214	23,838
Axon Enterprise, Inc. (1)	1,347	102,318
Carlisle Companies, Inc.	183	21,934
Donaldson Co., Inc.	345	16,370
ITT, Inc.	253	14,598
		194,828
Office & Business Equipment - 0.1%
Xerox Holdings Corp.	816	12,958

Oil & Gas - 1.1%
Apache Corp.	379	4,090
Cimarex Energy Co.	258	6,780
Continental Resources, Inc.	710	8,683
Devon Energy Corp.	571	6,173
Diamondback Energy, Inc.	544	23,164
EQT Corp.	1,150	15,341
Helmerich & Payne, Inc.	131	2,637
HollyFrontier Corp.	338	10,630
Marathon Oil Corp.	1,273	6,798
Murphy USA, Inc. (1)	90	10,449
Noble Energy, Inc.	496	4,330
Parsley Energy, Inc. - Class A	902	8,244
WPX Energy, Inc. (1)	1,111	6,299
		113,618

Oil & Gas Services - 0.1%
National Oilwell Varco, Inc.	498	6,210

Packaging & Containers - 1.1%
Berry Global Group, Inc. (1)	419	18,817
Crown Holdings, Inc. (1)	439	28,724
Graphic Packaging Holding Co.	950	13,746
Sealed Air Corp.	719	23,080
Silgan Holdings, Inc.	350	11,704
Sonoco Products Co.	307	15,906
		111,977
Pharmaceuticals - 4.3%
Agios Pharmaceuticals, Inc. (1)	238	12,314
Alkermes PLC (1)	512	8,376
Herbalife Nutrition Ltd. (1)	446	19,553
Horizon Therapeutics PLC (1)	1,594	80,864
Jazz Pharmaceuticals PLC (1)	189	22,551
Momenta Pharmaceuticals, Inc. (1)	267	8,405
MyoKardia, Inc. (1)	71	7,263
Neogen Corp. (1)	160	11,395
Neurocrine Biosciences, Inc. (1)	1,316	164,184
Perrigo Co. PLC	863	47,267
PRA Health Sciences, Inc. (1)	268	27,738
Reata Pharmaceuticals, Inc. - Class A (1)	45	6,539
Sarepta Therapeutics, Inc. (1)	197	29,997
		446,446
Private Equity - 1.2%
Apollo Global Management, Inc. - Class A	2,534	120,618

Real Estate - 0.2%
The Howard Hughes Corp. (1)	136	6,888
Jones Lang LaSalle, Inc.	167	17,101
		23,989

Real Estate Investment Trusts (REITs) - 8.3%
AGNC Investment Corp.	4,870	63,018
Agree Realty Corp.	192	12,052
American Campus Communities, Inc.	410	13,243
American Homes 4 Rent - Class A	826	20,848
Americold Realty Trust	1,027	36,674
Apartment Investment and Management Co.	347	12,794
Blackstone Mortgage Trust, Inc. - Class A	401	9,460
Brixmor Property Group, Inc.	657	7,332
Camden Property Trust	325	29,760
CoreSite Realty Corp.	106	13,231
Corporate Office Properties Trust	500	12,485
Cousins Properties, Inc.	656	20,415
CubeSmart	637	18,129
CyrusOne, Inc.	1,102	81,923
Douglas Emmett, Inc.	856	25,132
EastGroup Properties, Inc.	121	14,066
Equity Commonwealth	327	11,020
Federal Realty Investment Trust	208	16,621
First Industrial Realty Trust, Inc.	362	13,713
Gaming and Leisure Properties, Inc.	698	24,109
Healthcare Realty Trust, Inc.	352	10,806
Healthcare Trust of America, Inc.	641	16,967
Highwoods Properties, Inc.	298	11,405
Hudson Pacific Properties, Inc.	441	10,659
JBG SMITH Properties	397	11,803
Kilroy Realty Corp.	346	19,764
Kimco Realty Corp.	984	10,932
Lamar Advertising Co. - Class A	229	15,183
Life Storage, Inc.	147	14,330
Medical Properties Trust, Inc.	1,500	27,120
MGM Growth Properties, LLC - Class A	490	13,588
National Retail Properties, Inc.	517	16,229
New Residential Investment Corp.	830	5,951
Omega Healthcare Investors, Inc.	758	23,604
Physicians Realty Trust	651	11,243
PS Business Parks, Inc.	75	10,023
QTS Realty Trust, Inc. - Class A	542	37,181
Rayonier, Inc.	311	7,386
Rexford Industrial Realty, Inc.	343	13,651
Sabra Health Care REIT, Inc.	756	10,176
SL Green Realty Corp.	208	8,761
STAG Industrial, Inc. - Class A	431	11,594
Starwood Property Trust, Inc.	932	12,358
STORE Capital Corp.	686	13,267
Taubman Centers, Inc.	127	5,250
Terreno Realty Corp.	202	10,340
VEREIT, Inc.	2,580	14,138
VICI Properties, Inc.	1,578	30,960
		860,694

Retail - 2.9%
AutoNation, Inc. (1)	203	8,014
BJ’s Wholesale Club Holdings, Inc. (1)	502	18,072
Carvana Co. - Class A (1)	136	12,645
Casey’s General Stores, Inc.	115	18,369
Cracker Barrel Old Country Store, Inc.	85	9,106
Dunkin’ Brands Group, Inc.	233	14,882
FirstCash, Inc.	120	8,372
Five Below, Inc. (1)	161	16,849
Floor & Decor Holdings, Inc. (1)	268	13,936
Foot Locker, Inc.	273	7,562
Freshpet, Inc. (1)	830	64,059
L Brands, Inc.	847	13,713
MSC Industrial Direct Co., Inc. - Class A	122	8,460
Nordstrom, Inc.	366	5,904
Ollie’s Bargain Outlet Holdings, Inc. (1)	178	16,278
Penske Automotive Group, Inc.	194	6,937
Qurate Retail, Inc. - Series A (1)	1,327	10,928
Texas Roadhouse, Inc.	212	10,992
The Wendy’s Co.	500	10,630
Williams-Sonoma, Inc.	169	14,063
Wingstop, Inc.	97	11,829
		301,600
Savings & Loans - 0.5%
Investors Bancorp, Inc.	778	6,753
New York Community Bancorp, Inc.	1,322	13,286
People’s United Financial, Inc.	1,297	14,851
Sterling Bancorp	521	6,408
TFS Financial Corp.	752	11,588
		52,886
Semiconductors - 2.4%
Cabot Microelectronics Corp.	154	22,308
Cirrus Logic, Inc. (1)	224	16,236
Cree, Inc. (1)	313	16,492
Entegris, Inc.	416	24,910
Inphi Corp. (1)	322	40,466
MKS Instruments, Inc.	165	17,429
Monolithic Power Systems, Inc.	172	36,077
ON Semiconductor Corp. (1)	1,339	22,080
Semtech Corp. (1)	324	17,230
Silicon Laboratories, Inc. (1)	385	36,059
		249,287
Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	130	25,986

Software - 11.8%
ACI Worldwide, Inc. (1)	510	14,066
Alteryx, Inc. - Class A (1)	265	38,144
Aspen Technology, Inc. (1)	239	25,248
Blackbaud, Inc.	535	31,356
Blackline, Inc. (1)	275	20,433
CDK Global, Inc.	317	12,461
Ceridian HCM Holding, Inc. (1)	766	52,754
Dropbox, Inc. - Class A (1)	3,521	79,469
Dynatrace, Inc. (1)	460	17,696
Elastic NV (1)	200	17,184
Envestnet, Inc. (1)	420	30,496
Everbridge, Inc. (1)	82	11,993
Fair Isaac Corp. (1)	81	32,615
Five9, Inc. (1)	770	80,234
Guidewire Software, Inc. (1)	567	58,163
HubSpot, Inc. (1)	213	42,587
J2 Global, Inc.	209	16,365
Manhattan Associates, Inc. (1)	157	13,879
Medallia, Inc. (1)	454	12,839
MongoDB, Inc. - Class A (1)	150	34,817
New Relic, Inc. (1)	167	11,047
Nuance Communications, Inc. (1)	1,507	34,480
Nutanix, Inc. - Class A (1)	363	8,734
Omnicell, Inc. (1)	174	11,642
Pegasystems, Inc.	94	8,941
PTC, Inc. (1)	2,107	160,933
RealPage, Inc. (1)	591	40,082
Smartsheet, Inc. (1)	313	18,048
SolarWinds Corp. (1)	6,637	121,391
Teradata Corp. (1)	1,208	25,863
Verint Systems, Inc. (1)	719	33,340
Zynga, Inc. (1)	11,355	103,898
		1,221,198
Telecommunications - 2.5%
Acacia Communications, Inc. (1)	521	35,168
Ciena Corp. (1)	662	36,582
GCI Liberty, Inc. - Class A (1)	568	39,300
Iridium Communications, Inc. (1)	182	4,186
LogMeIn, Inc.	968	82,183
ViaSat, Inc. (1)	1,518	63,756
		261,175
Textiles - 0.2%
Mohawk Industries, Inc. (1)	182	16,962

Toys, Games & Hobbies - 0.1%
Mattel, Inc. (1)	1,695	15,611

Transportation - 0.6%
Kirby Corp. (1)	230	11,794
Knight-Swift Transportation Holdings, Inc.	439	18,267
Landstar System, Inc.	101	11,742
XPO Logistics, Inc. (1)	249	19,624
		61,427
Water - 0.1%
American States Water Co.	138	11,317
Total Common Stocks
(Cost $10,026,933)		10,266,464

Mutual Funds - 0.2%
Business Development Companies - 0.2%
Owl Rock Capital Corp.	2,103	25,951
Total Mutual Funds
(Cost $26,666)		25,951

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.086% (2)	7,919	7,919
Total Short-Term Investments
(Cost $7,919)		7,919

Total Investments in Securities - 99.7%
(Cost $10,061,518)		10,300,334
Other Assets in Excess of Liabilities - 0.3%		28,225
Total Net Assets - 100.0%		$10,328,559

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of May 31, 2020.

Summary of Fair Value Exposure at May 31, 2020 (Unaudited)

The SoFi Next 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$10,266,464	$–	$–	$10,266,464
Mutual Funds	25,951	-	-	25,951
Short-Term Investments	7,919	–	–	7,919
Total Investments in Securities	$10,300,334	$–	$–	$10,300,334

(1) See Schedule of Investments for industry breakout.